Supplement Dated December 22, 2014
To The Statement of Additional Information
Dated February 28, 2014

Curian Series Trust

Effective immediately, please delete all references to Lewis Dellarco, Jr.

Effective immediately, on page 48, in the section "Trustees and Officers of the Trust," please add the following row under the sub-heading "Officers" in the table:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee
Daniel E. Wright (47) 7601 Technology Way Denver, CO 80237	Anti-Money Laundering Officer (12/2014 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:
Senior Vice President, Chief Compliance Officer of Curian Capital, LLC (12/2014 to present); Senior Vice President, Chief Compliance Officer of Curian Clearing LLC (12/2014 to present); Senior Vice President, Chief Compliance Officer of Jackson National Life Distributors LLC (2005 to present)

This Supplement is dated December 22, 2014

(To be used with Curian Series Trust SAI.)